Shareholder Report	8 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			BondBloxx ETF Trust
Entity Central Index Key			0001879238
Entity Investment Company Type			N-1A
Document Period End Date			Oct. 31, 2024
C000231820
Shareholder Report [Line Items]
Fund Name			BondBloxx USD High Yield Bond Industrial Sector ETF
Trading Symbol			XHYI
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-industrial-sector-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Industrial Sector ETF	$38	0.35%

Expenses Paid, Amount			$ 38
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 15.31%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Core Industrial Index, which returned 15.69%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. Resilient economic growth, strong corporate earnings, and healthy capital markets helped to drive investor confidence and positive performance across much of the US High Yield asset class.

In the industrial sector, positive performance contribution was diversified across numerous bond issuers, with robust economic growth supporting a diverse set of sub-sectors, including basic industry, capital goods, and services.

Line Graph [Table Text Block]
	BondBloxx USD High Yield Bond Industrial Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Core Industrial Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$9,319	$8,795	$9,304
10/31/2023	$9,857	$8,826	$9,955
10/31/2024	$11,366	$9,757	$11,517

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	15.31%	4.84%
Bloomberg US Aggregate Bond Index	10.55%	(0.90)%
ICE Diversified US Cash Pay High Yield Core Industrial Index	15.69%	5.36%

Performance Inception Date			Feb. 15, 2022
Previous Investment Adviser [Text Block]			The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AssetsNet	$ 81,994,132	$ 81,994,132	$ 81,994,132
Holdings Count | Holding	489	489	489
Advisory Fees Paid, Amount			$ 212,994
InvestmentCompanyPortfolioTurnover			23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$81,994,132
# of Portfolio Holdings	489
Total Advisory Fees Paid During Reporting Period	$212,994
Portfolio Turnover Rate	23%
Expense Ratio	0.35%
Shares Outstanding	2,150,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C606

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.0%
Not Rated	0.1%
CCC	7.8%
B	34.6%
BB	54.3%
BBB	1.2%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

JP Morgan Chase, New York 4.18% 11/01/2024	1.57%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75% 04/20/2029	0.96%
EMRLD Borrower LP/Emerald Co.-Issuer, Inc. 6.63% 12/15/2030	0.91%
Mauser Packaging Solutions Holding Co. 7.88% 04/15/2027	0.89%
TransDigm, Inc. 6.38% 03/01/2029	0.87%
TransDigm, Inc. 5.50% 11/15/2027	0.84%
Allied Universal Holdco LLC 7.88% 02/15/2031	0.80%
Neptune Bidco US, Inc. 9.29% 04/15/2029	0.79%
Staples, Inc. 10.75% 09/01/2029	0.77%
TransDigm, Inc. 6.63% 03/01/2032	0.71%
Footnote	Description
Footnote*	Subject to change

C000231821
Shareholder Report [Line Items]
Fund Name			BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Trading Symbol			XHYT
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-telecom-media-and-technology-sector-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	$38	0.35%

Expenses Paid, Amount			$ 38
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 16.02%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index, which returned 16.42%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. Resilient economic growth, strong corporate earnings, and healthy capital markets helped to drive investor confidence and positive performance across much of the US High Yield asset class.

In the Bond Telecom, Media & Technology Sector, positive performance contribution was diversified across numerous bond issuers. Furthermore, several large bond issuers successfully improved their debt service capabilities through asset sales, refinancing transactions, restructuring, and improved cash flows. With a larger portion of the securities in CCC rated debt as compared to the broad high yield market, the sector benefited from outperformance of lower-rated securities during the period.

Line Graph [Table Text Block]
	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$9,104	$8,795	$9,118
10/31/2023	$9,185	$8,826	$9,241
10/31/2024	$10,656	$9,757	$10,758

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	16.02%	2.38%
Bloomberg US Aggregate Bond Index	10.55%	(0.90)%
ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index	16.42%	2.74%

Performance Inception Date			Feb. 15, 2022
Previous Investment Adviser [Text Block]			The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AssetsNet	$ 107,929,225	$ 107,929,225	$ 107,929,225
Holdings Count | Holding	296	296	296
Advisory Fees Paid, Amount			$ 154,408
InvestmentCompanyPortfolioTurnover			28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$107,929,225
# of Portfolio Holdings	296
Total Advisory Fees Paid During Reporting Period	$154,408
Portfolio Turnover Rate	28%
Expense Ratio	0.35%
Shares Outstanding	3,100,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C507

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.6%
Not Rated	0.0%Footnote Reference**
C	0.3%
CC	2.0%
CCC	18.3%
B	36.9%
BB	39.9%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.
Footnote**	Percentage is less than 0.05%.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

JP Morgan Chase, New York 4.18% 11/01/2024	1.94%
Cloud Software Group, Inc. 6.50% 03/31/2029	1.58%
Cloud Software Group, Inc. 9.00% 09/30/2029	1.54%
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 08/15/2027	1.44%
DISH Network Corp. 11.75% 11/15/2027	1.40%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.13% 05/01/2027	1.28%
Intelsat Jackson Holdings SA 6.50% 03/15/2030	1.14%
DISH DBS Corp. 5.25% 12/01/2026	1.12%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25% 02/01/2031	1.08%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50% 08/15/2030	1.05%
Footnote	Description
Footnote*	Subject to change

C000231819
Shareholder Report [Line Items]
Fund Name			BondBloxx USD High Yield Bond Healthcare Sector ETF
Trading Symbol			XHYH
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-healthcare-sector-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Healthcare Sector ETF	$39	0.35%

Expenses Paid, Amount			$ 39
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 20.50%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Healthcare Index, which returned 20.93%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. Resilient economic growth, strong corporate earnings, and healthy capital markets helped to drive investor confidence and positive performance across much of the US High Yield asset class.

In the healthcare sector, positive performance contribution was diversified across numerous bond issuers. Furthermore, several large bond issuers successfully improved their debt service capabilities through significant asset sales and refinancing transactions. With a larger portion of the healthcare sector in single-B rated debt as compared to the broad high yield market, the sector benefited from outperformance of lower-rated securities during the period.

Line Graph [Table Text Block]
	BondBloxx USD High Yield Bond Healthcare Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Healthcare Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$8,481	$8,795	$8,534
10/31/2023	$8,935	$8,826	$9,029
10/31/2024	$10,767	$9,757	$10,918

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	20.50%	2.77%
Bloomberg US Aggregate Bond Index	10.55%	(0.90)%
ICE Diversified US Cash Pay High Yield Healthcare Index	20.93%	3.30%

Performance Inception Date			Feb. 15, 2022
Previous Investment Adviser [Text Block]			The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AssetsNet	$ 47,514,873	$ 47,514,873	$ 47,514,873
Holdings Count | Holding	116	116	116
Advisory Fees Paid, Amount			$ 122,514
InvestmentCompanyPortfolioTurnover			22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$47,514,873
# of Portfolio Holdings	116
Total Advisory Fees Paid During Reporting Period	$122,514
Portfolio Turnover Rate	22%
Expense Ratio	0.35%
Shares Outstanding	1,350,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C408

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.9%
CCC	8.6%
B	52.0%
BB	37.0%
BBB	0.5%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Medline Borrower LP 3.88% 04/01/2029	4.09%
DaVita, Inc. 4.63% 06/01/2030	2.45%
Tenet Healthcare Corp. 6.13% 10/01/2028	2.43%
CHS/Community Health Systems, Inc. 10.88% 01/15/2032	2.36%
Medline Borrower LP 5.25% 10/01/2029	2.36%
AthenaHealth Group, Inc. 6.50% 02/15/2030	2.16%
Tenet Healthcare Corp. 6.13% 06/15/2030	2.04%
Organon & Co./Organon Foreign Debt Co.-Issuer BV 4.13% 04/30/2028	1.93%
Organon & Co./Organon Foreign Debt Co.-Issuer BV 5.13% 04/30/2031	1.78%
CHS/Community Health Systems, Inc. 5.63% 03/15/2027	1.66%
Footnote	Description
Footnote*	Subject to change

C000231818
Shareholder Report [Line Items]
Fund Name			BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Trading Symbol			XHYF
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-financial-and-reit-sector-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	$38	0.35%

Expenses Paid, Amount			$ 38
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 16.89%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Financial & REIT Index, which returned 17.28%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. Resilient economic growth, strong corporate earnings, and healthy capital markets helped to drive investor confidence and positive performance across much of the US High Yield asset class.

In the financial & REIT sector, positive performance contribution was diversified across numerous bond issuers, with resilient economic conditions supporting subsectors including financial services, REITs, and insurance.

Line Graph [Table Text Block]
	BondBloxx USD High Yield Bond Financial & REIT Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Financial & REIT Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$9,135	$8,795	$9,167
10/31/2023	$9,675	$8,826	$9,765
10/31/2024	$11,310	$9,757	$11,453

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	16.89%	4.66%
Bloomberg US Aggregate Bond Index	10.55%	(0.90)%
ICE Diversified US Cash Pay High Yield Financial & REIT Index	17.28%	5.14%

Performance Inception Date			Feb. 15, 2022
Previous Investment Adviser [Text Block]			The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AssetsNet	$ 58,221,392	$ 58,221,392	$ 58,221,392
Holdings Count | Holding	262	262	262
Advisory Fees Paid, Amount			$ 151,449
InvestmentCompanyPortfolioTurnover			43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$58,221,392
# of Portfolio Holdings	262
Total Advisory Fees Paid During Reporting Period	$151,449
Portfolio Turnover Rate	43%
Expense Ratio	0.35%
Shares Outstanding	1,550,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C309

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.3%
Not Rated	0.3%
CCC	8.3%
B	34.4%
BB	54.3%
BBB	0.4%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

HUB International Ltd. 7.25% 06/15/2030	1.85%
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 10.50% 02/15/2028	1.83%
Panther Escrow Issuer LLC 7.13% 06/01/2031	1.68%
Boost Newco Borrower LLC 7.50% 01/15/2031	1.27%
Block, Inc. 6.50% 05/15/2032	1.11%
HUB International Ltd. 7.38% 01/31/2032	1.06%
OneMain Finance Corp. 7.13% 03/15/2026	0.86%
Jane Street Group/JSG Finance, Inc. 7.13% 04/30/2031	0.84%
Intesa Sanpaolo SpA 5.71% 01/15/2026	0.82%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc. 7.00% 01/15/2031	0.80%
Footnote	Description
Footnote*	Subject to change

C000231817
Shareholder Report [Line Items]
Fund Name			BondBloxx USD High Yield Bond Energy Sector ETF
Trading Symbol			XHYE
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-energy-sector-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Energy Sector ETF	$37	0.35%

Expenses Paid, Amount			$ 37
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 12.32%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Energy Index, which returned 12.77%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. Resilient economic growth, strong corporate earnings, and healthy capital markets helped to drive investor confidence and positive performance across much of the US High Yield asset class.

In the energy sector, positive performance contribution was diversified across numerous bond issuers, with robust economic growth supporting energy demand and global oil prices at levels higher than most of the previous decade for much of the period boosting profitability of companies in the sector.

Line Graph [Table Text Block]
	BondBloxx USD High Yield Bond Energy Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Energy Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$9,716	$8,795	$9,765
10/31/2023	$10,369	$8,826	$10,496
10/31/2024	$11,647	$9,757	$11,836

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	12.32%	5.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.90)%
ICE Diversified US Cash Pay High Yield Energy Index	12.77%	6.42%

Performance Inception Date			Feb. 15, 2022
Previous Investment Adviser [Text Block]			The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AssetsNet	$ 13,674,457	$ 13,674,457	$ 13,674,457
Holdings Count | Holding	219	219	219
Advisory Fees Paid, Amount			$ 146,768
InvestmentCompanyPortfolioTurnover			41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,674,457
# of Portfolio Holdings	219
Total Advisory Fees Paid During Reporting Period	$146,768
Portfolio Turnover Rate	41%
Expense Ratio	0.35%
Shares Outstanding	352,500
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	097890107

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.6%
CCC	2.0%
B	28.8%
BB	61.7%
BBB	4.9%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by BondBloxx Investment Management Corporation ("BondBloxx") and takes the medium rating of the three agencies when all three agencies rate a security, the lower of the two ratings if only two agencies rate a security, and one rating if that is all that is provided. Unrated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Venture Global LNG, Inc. 9.50% 02/01/2029	2.26%
Citibank, New York 4.18% 11/01/2024	1.88%
Venture Global LNG, Inc. 8.38% 06/01/2031	1.63%
Venture Global LNG, Inc. 8.13% 06/01/2028	1.48%
Venture Global LNG, Inc. 9.88% 02/01/2032	1.40%
Weatherford International Ltd. 8.63% 04/30/2030	1.13%
Comstock Resources, Inc. 6.75% 03/01/2029	1.02%
Civitas Resources, Inc. 8.75% 07/01/2031	1.00%
Noble Finance II LLC 8.00% 04/15/2030	0.96%
Venture Global LNG, Inc. 7.00% 01/15/2030	0.96%
Footnote	Description
Footnote*	Subject to change

C000231815
Shareholder Report [Line Items]
Fund Name			BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Trading Symbol			XHYC
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-consumer-cyclicals-sector-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	$38	0.35%

Expenses Paid, Amount			$ 38
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 15.09%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Consumer Cyclical Index, which returned 15.48%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. Resilient economic growth, strong corporate earnings, and healthy capital markets helped to drive investor confidence and positive performance across much of the US High Yield asset class.

In the consumer cyclicals sector, positive performance contribution was diversified across numerous bond issuers, notably as many companies in the leisure, retail and hospitality space continued to recover from the effects of the COVID-19 pandemic.

Line Graph [Table Text Block]
	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Consumer Cyclical Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$9,004	$8,795	$9,015
10/31/2023	$9,722	$8,826	$9,810
10/31/2024	$11,189	$9,757	$11,328

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	15.09%	4.24%
Bloomberg US Aggregate Bond Index	10.55%	(0.90)%
ICE Diversified US Cash Pay High Yield Consumer Cyclical Index	15.48%	4.71%

Performance Inception Date			Feb. 15, 2022
Previous Investment Adviser [Text Block]			The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AssetsNet	$ 71,330,399	$ 71,330,399	$ 71,330,399
Holdings Count | Holding	271	271	271
Advisory Fees Paid, Amount			$ 159,415
InvestmentCompanyPortfolioTurnover			37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$71,330,399
# of Portfolio Holdings	271
Total Advisory Fees Paid During Reporting Period	$159,415
Portfolio Turnover Rate	37%
Expense Ratio	0.35%
Shares Outstanding	1,900,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C101

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.8%
CCC	4.8%
B	33.1%
BB	57.7%
BBB	2.6%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Carnival Corp. 5.75% 03/01/2027	1.50%
Carnival Holdings Bermuda Ltd. 10.38% 05/01/2028	1.23%
Rakuten Group, Inc. 9.75% 04/15/2029	1.19%
Caesars Entertainment, Inc. 7.00% 02/15/2030	1.16%
Royal Caribbean Cruises Ltd. 6.00% 02/01/2033	1.10%
Carnival Corp. 6.00% 05/01/2029	1.09%
Rakuten Group, Inc. 11.25% 02/15/2027	1.08%
JP Morgan Chase, New York 4.18% 11/01/2024	0.98%
Tenneco, Inc. 8.00% 11/17/2028	0.97%
Clarios Global LP/Clarios US Finance Co. 8.50% 05/15/2027	0.88%
Footnote	Description
Footnote*	Subject to change

C000231816
Shareholder Report [Line Items]
Fund Name			BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Trading Symbol			XHYD
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-consumer-non-cyclicals-sector-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	$38	0.35%

Expenses Paid, Amount			$ 38
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 14.54%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index, which returned 15.00%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. Resilient economic growth, strong corporate earnings, and healthy capital markets helped to drive investor confidence and positive performance across much of the US High Yield asset class.

In the consumer non-cyclicals sector, positive performance contribution was diversified across numerous bond issuers, with resilient consumer demand supporting companies in sub-sectors including restaurants, food & drug retailers, and consumer products.

Line Graph [Table Text Block]
	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$9,268	$8,795	$9,282
10/31/2023	$9,768	$8,826	$9,835
10/31/2024	$11,189	$9,757	$11,310

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	14.54%	4.24%
Bloomberg US Aggregate Bond Index	10.55%	(0.90)%
ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index	15.00%	4.65%

Performance Inception Date			Feb. 15, 2022
Previous Investment Adviser [Text Block]			The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AssetsNet	$ 30,461,391	$ 30,461,391	$ 30,461,391
Holdings Count | Holding	181	181	181
Advisory Fees Paid, Amount			$ 47,416
InvestmentCompanyPortfolioTurnover			34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$30,461,391
# of Portfolio Holdings	181
Total Advisory Fees Paid During Reporting Period	$47,416
Portfolio Turnover Rate	34%
Expense Ratio	0.35%
Shares Outstanding	800,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C200

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.4%
CCC	4.3%
B	29.0%
BB	57.9%
BBB	6.4%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

JP Morgan Chase, New York 4.18% 11/01/2024	2.75%
1011778 BC ULC/New Red Finance, Inc. 4.00% 10/15/2030	2.06%
Newell Brands, Inc. 5.70% 04/01/2026	1.56%
Kroger Co. 4.70% 08/15/2026	1.37%
Electricite de France SA 9.13%	1.34%
Lightning Power LLC 7.25% 08/15/2032	1.23%
Vistra Operations Co. LLC 7.75% 10/15/2031	1.21%
1011778 BC ULC/New Red Finance, Inc. 3.88% 01/15/2028	1.15%
Calpine Corp. 5.13% 03/15/2028	1.11%
Post Holdings, Inc. 4.63% 04/15/2030	1.08%
Footnote	Description
Footnote*	Subject to change

C000243215
Shareholder Report [Line Items]
Fund Name			BondBloxx USD High Yield Bond Sector Rotation ETF
Trading Symbol			HYSA
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-sector-rotation-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Sector Rotation ETF	$59	0.55%Footnote Reference*
Footnote	Description
Footnote*	Including affiliated acquired fund fees and expenses.

Expenses Paid, Amount			$ 59
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 14.75%, underperforming its benchmark, the ICE BofA US Cash Pay High Yield Constrained Index, which returned 16.35%.

Factors that contributed to positive returns included performance of the underlying funds which reported positive results for the period as a result of coupon payments and high yield security price increases, the latter stemming from lower Treasury yields and falling yield premiums as investors expressed confidence in US economic growth and the ability of high yield issuers to service their debt payments.

Factors that contributed to underperformance of the Fund relative to the index included a slightly higher ratings-quality tilt of the underlying funds as compared to the index (the underlying funds normally do not invest in securities that are rated below CCC) and a decrease in the premium to NAV of the market prices of the underlying ETFs, when compared to the period one year prior.

Line Graph [Table Text Block]
	BondBloxx USD High Yield Bond Sector Rotation ETF	Bloomberg US Aggregate Bond Index	ICE BofA US Cash Pay High Yield Constrained Index
09/16/2023	$10,000	$10,000	$10,000
10/31/2023	$9,810	$9,683	$9,776
10/31/2024	$11,257	$10,705	$11,375

Average Annual Return [Table Text Block]
Name	1 YearFootnote Reference(1)	Since InceptionFootnote Reference(1)
Net Asset Value	14.75%	11.17%
Bloomberg US Aggregate Bond Index	10.55%	6.28%
ICE BofA US Cash Pay High Yield Constrained Index	16.35%	12.22%

Previous Investment Adviser [Text Block]			The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AssetsNet	$ 28,171,777	$ 28,171,777	$ 28,171,777
Holdings Count | Holding	8	8	8
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$28,171,777
# of Portfolio Holdings	8
Total Advisory Fees Paid During Reporting Period	$-
Portfolio Turnover Rate	25%
Expense Ratio (excluding affiliated acquired fund fees and expenses)	0.20%
Shares Outstanding	1,860,000
Fund Launch Date	9/16/2023
Exchange	NYSE Arca, Inc.
CUSIP	09789C770

Holdings [Text Block]
Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

BondBloxx USD High Yield Bond Industrial Sector ETF	24.11%
BondBloxx USD High Yield Bond Telecom Media & Technology Sector ETF	20.31%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	14.02%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	12.64%
BondBloxx USD High Yield Bond Energy Sector ETF	10.04%
BondBloxx USD High Yield Bond Healthcare Sector ETF	9.91%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	8.91%
JP Morgan Chase, New York 4.18% 11/01/2024	0.13%
Footnote	Description
Footnote*	Subject to change

Material Fund Change [Text Block]
C000234989
Shareholder Report [Line Items]
Fund Name			BondBloxx BB Rated USD High Yield Corporate Bond ETF
Trading Symbol			XBB
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bb-rated-usd-high-yield-corporate-bond-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BB Rated USD High Yield Corporate Bond ETF	$21	0.20%

Expenses Paid, Amount			$ 21
Expense Ratio, Percent			0.20%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 14.26%, generally in line with its benchmark, the ICE BofA BB US Cash Pay High Yield Constrained Index, which returned 14.45%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. Resilient economic growth, strong corporate earnings, and healthy capital markets helped to drive investor confidence and positive performance.

The strongest performing industry sectors in the Fund included banking and financial services, telecommunications, and media while lagging sectors included capital goods, energy, and leisure.

Line Graph [Table Text Block]
	BondBloxx BB Rated USD High Yield Corporate Bond ETF	Bloomberg US Aggregate Bond Index	ICE BofA BB US Cash Pay High Yield Constrained Index
05/24/2022	$10,000	$10,000	$10,000
10/31/2022	$9,793	$9,250	$9,786
10/31/2023	$10,217	$9,283	$10,254
10/31/2024	$11,674	$10,262	$11,736

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	14.26%	6.56%
Bloomberg US Aggregate Bond Index	10.55%	1.07%
ICE BofA BB US Cash Pay High Yield Constrained Index	14.45%	6.79%

Performance Inception Date			May 24, 2022
Previous Investment Adviser [Text Block]			The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AssetsNet	$ 60,673,309	$ 60,673,309	$ 60,673,309
Holdings Count | Holding	945	945	945
Advisory Fees Paid, Amount			$ 112,703
InvestmentCompanyPortfolioTurnover			39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$60,673,309
# of Portfolio Holdings	945
Total Advisory Fees Paid During Reporting Period	$112,703
Portfolio Turnover Rate	39%
Expense Ratio	0.20%
Shares Outstanding	1,500,000
Fund Launch Date	5/24/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C705

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.2%
B	6.7%
BB	87.8%
BBB	3.3%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

JP Morgan Chase, New York 4.18% 11/01/2024	1.56%
Medline Borrower LP 3.88% 04/01/2029	0.59%
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 08/15/2027	0.52%
Venture Global LNG, Inc. 9.50% 02/01/2029	0.48%
EMRLD Borrower LP/Emerald Co.-Issuer, Inc. 6.63% 12/15/2030	0.41%
Intelsat Jackson Holdings SA 6.50% 03/15/2030	0.40%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75% 04/20/2029	0.39%
TransDigm, Inc. 6.38% 03/01/2029	0.39%
DaVita, Inc. 4.63% 06/01/2030	0.38%
Carnival Corp. 5.75% 03/01/2027	0.37%
Footnote	Description
Footnote*	Subject to change

C000234988
Shareholder Report [Line Items]
Fund Name			BondBloxx B Rated USD High Yield Corporate Bond ETF
Trading Symbol			XB
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-b-rated-usd-high-yield-corporate-bond-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx B Rated USD High Yield Corporate Bond ETF	$32	0.30%

Expenses Paid, Amount			$ 32
Expense Ratio, Percent			0.30%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 14.98%, generally in line with its benchmark, the ICE BofA Single-B US Cash Pay High Yield Constrained Index, which returned 15.40%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. Resilient economic growth, strong corporate earnings, and healthy capital markets helped to drive investor confidence and positive performance.

The strongest performing industry sectors in the Fund included healthcare, transportation, and retail, while lagging sectors included media, telecommunications, and energy.

Line Graph [Table Text Block]
	BondBloxx B Rated USD High Yield Corporate Bond ETF	Bloomberg US Aggregate Bond Index	ICE BofA Single-B US Cash Pay High Yield Constrained Index
05/24/2022	$10,000	$10,000	$10,000
10/31/2022	$9,855	$9,250	$9,862
10/31/2023	$10,382	$9,283	$10,488
10/31/2024	$11,937	$10,262	$12,103

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	14.98%	7.54%
Bloomberg US Aggregate Bond Index	10.55%	1.07%
ICE BofA Single-B US Cash Pay High Yield Constrained Index	15.40%	8.15%

Performance Inception Date			May 24, 2022
Previous Investment Adviser [Text Block]			The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AssetsNet	$ 17,829,725	$ 17,829,725	$ 17,829,725
Holdings Count | Holding	639	639	639
Advisory Fees Paid, Amount			$ 43,879
InvestmentCompanyPortfolioTurnover			55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$17,829,725
# of Portfolio Holdings	639
Total Advisory Fees Paid During Reporting Period	$43,879
Portfolio Turnover Rate	55%
Expense Ratio	0.30%
Shares Outstanding	450,000
Fund Launch Date	5/24/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C804

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.1%
Not Rated	0.2%
CCC	1.1%
B	85.0%
BB	11.6%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

JP Morgan Chase, New York 4.18% 11/01/2024	1.49%
Cloud Software Group, Inc. 6.50% 03/31/2029	0.88%
HUB International Ltd. 7.25% 06/15/2030	0.75%
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 10.50% 02/15/2028	0.75%
Panther Escrow Issuer LLC 7.13% 06/01/2031	0.69%
TransDigm, Inc. 5.50% 11/15/2027	0.64%
Mauser Packaging Solutions Holding Co. 7.88% 04/15/2027	0.63%
1011778 BC ULC/New Red Finance, Inc. 4.00% 10/15/2030	0.58%
UKG, Inc. 6.88% 02/01/2031	0.57%
Tenet Healthcare Corp. 6.13% 10/01/2028	0.56%
Footnote	Description
Footnote*	Subject to change

C000234990
Shareholder Report [Line Items]
Fund Name			BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Trading Symbol			XCCC
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-ccc-rated-usd-high-yield-corporate-bond-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	$45	0.40%

Expenses Paid, Amount			$ 45
Expense Ratio, Percent			0.40%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024,the Fund generated a total return of 23.14%, compared to its benchmark, the ICE CCC US Cash Pay High Yield Constrained Index, which returned 23.97%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. Resilient economic growth, strong corporate earnings, and healthy capital markets helped to drive investor confidence and positive performance. For CCC-rated securities in particular, yield premiums compared to similar-duration US Treasuries declined by over 300 basis points during the fiscal year.

The strongest performing industry sectors in the Fund included healthcare, services, and telecommunications, while lagging sectors included retail, energy, and automotive.

Line Graph [Table Text Block]
	BondBloxx CCC Rated USD High Yield Corporate Bond ETF	Bloomberg US Aggregate Bond Index	ICE CCC US Cash Pay High Yield Constrained Index
05/24/2022	$10,000	$10,000	$10,000
10/31/2022	$9,741	$9,250	$9,762
10/31/2023	$10,488	$9,283	$10,598
10/31/2024	$12,915	$10,262	$13,138

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	23.14%	11.07%
Bloomberg US Aggregate Bond Index	10.55%	1.07%
ICE CCC US Cash Pay High Yield Constrained Index	23.97%	11.85%

Performance Inception Date			May 24, 2022
Previous Investment Adviser [Text Block]			The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AssetsNet	$ 104,503,669	$ 104,503,669	$ 104,503,669
Holdings Count | Holding	223	223	223
Advisory Fees Paid, Amount			$ 215,565
InvestmentCompanyPortfolioTurnover			49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$104,503,669
# of Portfolio Holdings	223
Total Advisory Fees Paid During Reporting Period	$215,565
Portfolio Turnover Rate	49%
Expense Ratio	0.40%
Shares Outstanding	2,650,000
Fund Launch Date	5/24/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C887

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	3.0%
Not Rated	0.0%Footnote Reference**
C	1.1%
CC	0.7%
CCC	76.8%
B	18.4%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.
Footnote**	Percentage is less than 0.05%.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Cloud Software Group, Inc. 9.00% 09/30/2029	1.95%
AthenaHealth Group, Inc. 6.50% 02/15/2030	1.91%
McAfee Corp. 7.38% 02/15/2030	1.68%
HUB International Ltd. 7.38% 01/31/2032	1.53%
JP Morgan Chase, New York 4.18% 11/01/2024	1.46%
Mauser Packaging Solutions Holding Co. 9.25% 04/15/2027	1.19%
CommScope LLC 6.00% 03/01/2026	1.15%
Altice Financing SA 5.75% 08/15/2029	1.10%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc. 6.75% 10/15/2027	1.05%
FXI Holdings, Inc. 12.25% 11/15/2026	1.03%
Footnote	Description
Footnote*	Subject to change

C000243310
Shareholder Report [Line Items]
Fund Name		BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Trading Symbol		BBBS
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period from January 23, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://bondbloxxetf.com/BondBloxx-BBB-Rated-1-5-Year-Corporate-Bond-ETF/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number		800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	$15	0.19%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.19%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the period from inception (January 23, 2024) to October 31, 2024, the Fund generated a total return of 4.47%, generally in line with its benchmark, the Bloomberg US Corporate BBB 1-5 Year Index, which returned 4.71%.

The Fund’s performance during the period primarily reflected income from coupon payments (“income return”), complemented by price gains that were driven by a combination of declining Treasury yields and decreasing yield premiums. Treasury yields were driven by shifting market expectations for Federal Reserve policy as inflation and employment data showed consistent moderation. In September 2024, the Federal Reserve reduced its benchmark interest rate by 50 basis points, marking the first rate cut since 2020. Declining yield premiums were driven by resilient economic conditions, healthy corporate earnings, and strong market demand for fixed-income assets.

The strongest performing industry sectors in the Fund included banking, financial services, and real estate, while lagging sectors included retail, healthcare, and transportation.

Line Graph [Table Text Block]
	BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate BBB 1-5 Year Index
01/23/2024	$10,000	$10,000	$10,000
10/31/2024	$10,447	$10,328	$10,471

Average Annual Return [Table Text Block]
Name	Since InceptionFootnote Reference(1)
Net Asset Value	4.47%
Bloomberg US Aggregate Bond Index	3.28%
Bloomberg US Corporate BBB 1-5 Year Index	4.71%

Performance Inception Date		Jan. 23, 2024
Previous Investment Adviser [Text Block]		The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AssetsNet	$ 63,519,558	$ 63,519,558	$ 63,519,558
Holdings Count | Holding	1,138	1,138	1,138
Advisory Fees Paid, Amount		$ 44,090
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$63,519,558
# of Portfolio Holdings	1,138
Total Advisory Fees Paid During Reporting Period	$44,090
Portfolio Turnover Rate	21%
Expense Ratio	0.19%
Shares Outstanding	1,250,000
Fund Launch Date	1/23/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C754

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
BB	1.4%
BBB	93.6%
A	3.4%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Boeing Co. 2.20% 02/04/2026	0.48%
CVS Health Corp. 4.30% 03/25/2028	0.47%
T-Mobile USA, Inc. 3.75% 04/15/2027	0.38%
Amgen, Inc. 5.15% 03/02/2028	0.35%
Citigroup, Inc. 4.45% 09/29/2027	0.35%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45% 10/29/2026	0.34%
Warnermedia Holdings, Inc. 3.76% 03/15/2027	0.33%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.00% 10/29/2028	0.32%
Verizon Communications, Inc. 4.33% 09/21/2028	0.32%
Cigna Group 4.38% 10/15/2028	0.32%
Footnote	Description
Footnote*	Subject to change

C000243312
Shareholder Report [Line Items]
Fund Name		BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Trading Symbol		BBBI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period from January 23, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://bondbloxxetf.com/BondBloxx-BBB-Rated-5-10-Year-Corporate-Bond-ETF/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number		800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	$15	0.19%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.19%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the period from inception (January 23, 2024) to October 31, 2024, the Fund generated a total return of 4.96%, generally in line with its benchmark, the Bloomberg US Corporate BBB 5-10 Year Index, which returned 5.11%.

The Fund’s performance during the period primarily reflected income from coupon payments (“income return”), complemented by price gains that were driven by a combination of declining Treasury yields and decreasing yield premiums. Treasury yields were driven by shifting market expectations for Federal Reserve policy as inflation and employment data showed consistent moderation. In September 2024, the Federal Reserve reduced its benchmark interest rate by 50 basis points, marking the first rate cut since 2020. Declining yield premiums were driven by resilient economic conditions, healthy corporate earnings, and strong market demand for fixed-income assets.

The strongest performing industry sectors in the Fund included banking, financial services, and real estate, while lagging sectors included media, healthcare, and retail.

Line Graph [Table Text Block]
	BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate BBB 5-10 Year Index
01/23/2024	$10,000	$10,000	$10,000
10/31/2024	$10,496	$10,328	$10,511

Average Annual Return [Table Text Block]
Name	Since InceptionFootnote Reference(1)
Net Asset Value	4.96%
Bloomberg US Aggregate Bond Index	3.28%
Bloomberg US Corporate BBB 5-10 Year Index	5.11%

Performance Inception Date		Jan. 23, 2024
Previous Investment Adviser [Text Block]		The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AssetsNet	$ 7,616,482	$ 7,616,482	$ 7,616,482
Holdings Count | Holding	828	828	828
Advisory Fees Paid, Amount		$ 7,747
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,616,482
# of Portfolio Holdings	828
Total Advisory Fees Paid During Reporting Period	$7,747
Portfolio Turnover Rate	27%
Expense Ratio	0.19%
Shares Outstanding	150,000
Fund Launch Date	1/23/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C747

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
BB	1.2%
BBB	94.3%
A	2.9%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

T-Mobile USA, Inc. 3.88% 04/15/2030	0.69%
Warnermedia Holdings, Inc. 4.28% 03/15/2032	0.58%
Boeing Co. 5.15% 05/01/2030	0.52%
Citibank, New York 4.18% 11/01/2024	0.47%
Amgen, Inc. 5.25% 03/02/2033	0.46%
British Telecommunications PLC 9.63% 12/15/2030	0.40%
Deutsche Telekom International Finance BV 8.75% 06/15/2030	0.39%
Verizon Communications, Inc. 2.36% 03/15/2032	0.38%
Verizon Communications, Inc. 4.02% 12/03/2029	0.38%
Centene Corp. 4.63% 12/15/2029	0.38%
Footnote	Description
Footnote*	Subject to change

C000243311
Shareholder Report [Line Items]
Fund Name		BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Trading Symbol		BBBL
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period from January 23, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://bondbloxxetf.com/BondBloxx-BBB-Rated-10-Year-Corporate-Bond-ETF/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number		800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	$15	0.19%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.19%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the period from inception (January 23, 2024) to October 31, 2024, the Fund generated a total return of 3.37%, generally in line with its benchmark, the Bloomberg US Corporate BBB 10+ Year Index, which returned 3.58%.

The Fund’s performance largely reflected income from coupon payments (“income return”) while prices fell slightly during the period. Prices of Treasury and Corporate securities with long-term maturities were negatively impacted during parts of the reporting period by perceptions that the Federal Reserve would need to keep policy rates higher than previously anticipated to combat inflation. Yield premiums were stable during the period, driven by resilient economic conditions, healthy corporate earnings, and strong market demand for fixed income assets.

The strongest performing industry sectors in the fund included banking, consumer goods, and utilities, while lagging sectors included retail, media, and transportation.

Line Graph [Table Text Block]
	BondBloxx BBB Rated 10+ Year Corporate Bond ETF	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate BBB 10+ Year Index
01/23/2024	$10,000	$10,000	$10,000
10/31/2024	$10,337	$10,328	$10,358

Average Annual Return [Table Text Block]
Name	Since InceptionFootnote Reference(1)
Net Asset Value	3.37%
Bloomberg US Aggregate Bond Index	3.28%
Bloomberg US Corporate BBB 10+ Year Index	3.58%

Performance Inception Date		Jan. 23, 2024
Previous Investment Adviser [Text Block]		The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AssetsNet	$ 7,404,958	$ 7,404,958	$ 7,404,958
Holdings Count | Holding	805	805	805
Advisory Fees Paid, Amount		$ 8,512
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,404,958
# of Portfolio Holdings	805
Total Advisory Fees Paid During Reporting Period	$8,512
Portfolio Turnover Rate	25%
Expense Ratio	0.19%
Shares Outstanding	150,000
Fund Launch Date	1/23/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C762

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.0%
BB	0.9%
BBB	92.7%
A	4.4%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Citibank, New York 4.18% 11/01/2024	0.74%
Goldman Sachs Group, Inc. 6.75% 10/01/2037	0.74%
CVS Health Corp. 5.05% 03/25/2048	0.70%
Warnermedia Holdings, Inc. 5.14% 03/15/2052	0.61%
AT&T, Inc. 3.55% 09/15/2055	0.61%
Boeing Co. 5.81% 05/01/2050	0.57%
Boeing Co. 5.93% 05/01/2060	0.57%
AT&T, Inc. 3.50% 09/15/2053	0.56%
AT&T, Inc. 3.80% 12/01/2057	0.48%
Amgen, Inc. 5.65% 03/02/2053	0.48%
Footnote	Description
Footnote*	Subject to change

C000236606
Shareholder Report [Line Items]
Fund Name			BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Trading Symbol			XEMD
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-jp-morgan-usd-emerging-markets-1-10-year-bond-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	$31	0.29%

Expenses Paid, Amount			$ 31
Expense Ratio, Percent			0.29%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 16.21%, generally in line with its benchmark, the JP Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index, which returned 16.66%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. These factors were influenced by positive economic and monetary conditions in the United States and abroad, including expectations of looser monetary policy combined with resilient economic growth.

Signs of moderating inflation enabled monetary easing in many emerging markets, while resilient US economic growth supported exports from many emerging markets countries, aiding in their ability to service external debts. Additionally, attractive valuations and yield premiums made emerging markets debt more appealing to investors compared to other fixed-income assets during the period.

Line Graph [Table Text Block]
	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index
06/28/2022	$10,000	$10,000	$10,000
10/31/2022	$9,622	$9,719	$9,635
10/31/2023	$10,440	$9,886	$10,499
10/31/2024	$12,132	$10,867	$12,248

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	16.21%	8.60%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	9.92%	3.61%
J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index	16.66%	9.05%

Performance Inception Date			Jun. 28, 2022
Previous Investment Adviser [Text Block]			The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AssetsNet	$ 254,856,330	$ 254,856,330	$ 254,856,330
Holdings Count | Holding	413	413	413
Advisory Fees Paid, Amount			$ 632,132
InvestmentCompanyPortfolioTurnover			22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$254,856,330
# of Portfolio Holdings	413
Total Advisory Fees Paid During Reporting Period	$632,132
Portfolio Turnover Rate	22%
Expense Ratio	0.29%
Shares Outstanding	6,050,000
Fund Launch Date	6/28/2022
Exchange	Cboe BZX Exchange, Inc.
CUSIP	09789C879

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.8%
Not Rated	0.8%
C	0.3%
CC	1.3%
CCC	8.5%
B	19.4%
BB	18.5%
BBB	26.1%
A	17.2%
AA	6.1%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Argentine Republic Government International Bond 4.13% 07/09/2035	1.28%
Kuwait International Government Bond 3.50% 03/20/2027	1.18%
Argentine Republic Government International Bond 0.75% 07/09/2030	1.12%
Ecuador Government International Bond 5.50% 07/31/2035	1.08%
Argentine Republic Government International Bond 5.00% 01/09/2038	0.77%
Ghana Government International Bond 5.00% 07/03/2035	0.75%
Republic of Poland Government International Bond 5.13% 09/18/2034	0.67%
Kazakhstan Government International Bond 5.13% 07/21/2025	0.65%
Ghana Government International Bond 5.00% 07/03/2029	0.64%
Argentine Republic Government International Bond 3.50% 07/09/2041	0.61%
Footnote	Description
Footnote*	Subject to change

C000237706
Shareholder Report [Line Items]
Fund Name			BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Trading Symbol			XHLF
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-six-month-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	$3	0.03%

Expenses Paid, Amount			$ 3
Expense Ratio, Percent			0.03%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024,the Fund generated a total return of 5.41%, generally in line with its benchmark, the Bloomberg US Treasury Six Month Duration Index, which returned 5.46%.

The Fund’s performance primarily reflected income from coupon payments (“income return”), with contribution from price gains as Treasury yields declined in the second half of the fiscal year. Given the Fund’s focus on the short end of the US Treasury yield curve, the Fund benefited from an inverted yield curve as the Federal Reserve kept policy rates elevated during the period in its effort to combat inflation.

Income for the fiscal year benefited from higher starting yields driven by the Federal Reserve’s 2022–2023 policy actions, which included raising the policy rate by 5.25% to combat inflation.

Line Graph [Table Text Block]
	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Six Month Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$10,018	$9,651	$10,016
10/31/2023	$10,474	$9,590	$10,477
10/31/2024	$11,040	$10,397	$11,048

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	5.41%	4.75%
Bloomberg US Treasury Index	8.41%	1.84%
Bloomberg US Treasury Six Month Duration Index	5.46%	4.79%

Performance Inception Date			Sep. 13, 2022
Previous Investment Adviser [Text Block]			The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AssetsNet	$ 899,942,800	$ 899,942,800	$ 899,942,800
Holdings Count | Holding	26	26	26
Advisory Fees Paid, Amount			$ 327,014
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$899,942,800
# of Portfolio Holdings	26
Total Advisory Fees Paid During Reporting Period	$327,014
Portfolio Turnover Rate	-%
Expense Ratio	0.03%
Shares Outstanding	17,870,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C788

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	0.6%
AA	99.4%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Bill ZCP 06/12/2025	9.14%
U.S. Treasury Bill ZCP 07/10/2025	9.11%
U.S. Treasury Bill ZCP 08/07/2025	9.08%
U.S. Treasury Bill ZCP 05/15/2025	9.07%
U.S. Treasury Bill ZCP 09/04/2025	8.93%
U.S. Treasury Bill ZCP 04/17/2025	7.06%
Sumitomo Mitsui Trust Bank, London 4.18% 11/01/2024	6.16%
U.S. Treasury Bill ZCP 01/23/2025	5.59%
U.S. Treasury Bill ZCP 12/26/2024	5.57%
U.S. Treasury Bill ZCP 10/30/2025	4.90%
Footnote	Description
Footnote*	Subject to change

Material Fund Change [Text Block]
C000237704
Shareholder Report [Line Items]
Fund Name			BondBloxx Bloomberg One Year Target Duration US Treasury ETF
Trading Symbol			XONE
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-one-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	$3	0.03%

Expenses Paid, Amount			$ 3
Expense Ratio, Percent			0.03%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 5.52%, generally in line with its benchmark, the Bloomberg US Treasury One Year Duration Index, which returned 5.56%.

The Fund’s performance primarily reflected income from coupon payments (“income return”), with contribution from price gains as Treasury yields declined in the second half of the fiscal year. Given the Fund’s focus on the short end of the US Treasury yield curve, the Fund benefited from an inverted yield curve as the Federal Reserve kept policy rates elevated during the period in its effort to combat inflation.

Income for the fiscal year benefited from higher starting yields driven by the Federal Reserve’s 2022–2023 policy actions, which included raising the policy rate by 5.25% to combat inflation.

Line Graph [Table Text Block]
	BondBloxx Bloomberg One Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury One Year Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$9,980	$9,651	$9,983
10/31/2023	$10,380	$9,590	$10,387
10/31/2024	$10,953	$10,397	$10,965

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	5.52%	4.36%
Bloomberg US Treasury Index	8.41%	1.84%
Bloomberg US Treasury One Year Duration Index	5.56%	4.42%

Performance Inception Date			Sep. 13, 2022
Previous Investment Adviser [Text Block]			The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AssetsNet	$ 533,244,686	$ 533,244,686	$ 533,244,686
Holdings Count | Holding	59	59	59
Advisory Fees Paid, Amount			$ 146,987
InvestmentCompanyPortfolioTurnover			66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$533,244,686
# of Portfolio Holdings	59
Total Advisory Fees Paid During Reporting Period	$146,987
Portfolio Turnover Rate	66%
Expense Ratio	0.03%
Shares Outstanding	10,720,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C861

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.2%
AA	98.8%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 2.00% 08/15/2025	2.67%
U.S. Treasury Note 2.13% 05/15/2025	2.61%
U.S. Treasury Note 4.25% 01/31/2026	2.53%
U.S. Treasury Note 4.88% 04/30/2026	2.50%
U.S. Treasury Note 4.50% 03/31/2026	2.48%
U.S. Treasury Note 4.63% 02/28/2026	2.46%
U.S. Treasury Note 5.00% 09/30/2025	2.46%
U.S. Treasury Note 0.25% 09/30/2025	2.43%
U.S. Treasury Note 5.00% 08/31/2025	2.40%
U.S. Treasury Note 4.88% 05/31/2026	2.39%
Footnote	Description
Footnote*	Subject to change

Material Fund Change [Text Block]
C000237710
Shareholder Report [Line Items]
Fund Name			BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
Trading Symbol			XTWO
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-two-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	$5	0.05%

Expenses Paid, Amount			$ 5
Expense Ratio, Percent			0.05%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 5.79%, generally in line with its benchmark, the Bloomberg US Treasury Two Year Duration Index, which returned 5.85%.

The Fund’s performance primarily reflected income from coupon payments (“income return”), complemented by price gains as Treasury yields declined in the second half of the fiscal year. This yield decline was driven by shifting market expectations for Federal Reserve policy as inflation and employment data showed consistent moderation. In September 2024, the Federal Reserve reduced its benchmark interest rate by 50 basis points, marking the first rate cut since 2020.

Income for the fiscal year benefited from higher starting yields driven by the Federal Reserve’s 2022–2023 policy actions, which included raising the policy rate by 5.25% to combat inflation.

Line Graph [Table Text Block]
	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Two Year Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$9,910	$9,651	$9,913
10/31/2023	$10,184	$9,590	$10,192
10/31/2024	$10,773	$10,397	$10,788

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	5.79%	3.56%
Bloomberg US Treasury Index	8.41%	1.84%
Bloomberg US Treasury Two Year Duration Index	5.85%	3.62%

Performance Inception Date			Sep. 13, 2022
Previous Investment Adviser [Text Block]			The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AssetsNet	$ 150,528,829	$ 150,528,829	$ 150,528,829
Holdings Count | Holding	93	93	93
Advisory Fees Paid, Amount			$ 57,663
InvestmentCompanyPortfolioTurnover			66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$150,528,829
# of Portfolio Holdings	93
Total Advisory Fees Paid During Reporting Period	$57,663
Portfolio Turnover Rate	66%
Expense Ratio	0.05%
Shares Outstanding	3,050,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C853

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.1%
AA	98.9%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 1.50% 01/31/2027	1.97%
U.S. Treasury Note 1.25% 11/30/2026	1.66%
U.S. Treasury Note 4.25% 03/15/2027	1.64%
U.S. Treasury Note 4.50% 04/15/2027	1.60%
U.S. Treasury Note 0.75% 04/30/2026	1.60%
U.S. Treasury Note 4.13% 02/15/2027	1.58%
U.S. Treasury Note 2.38% 05/15/2027	1.58%
U.S. Treasury Note 0.75% 08/31/2026	1.56%
U.S. Treasury Note 3.75% 08/15/2027	1.56%
U.S. Treasury Note 3.38% 09/15/2027	1.54%
Footnote	Description
Footnote*	Subject to change

Material Fund Change [Text Block]
C000237708
Shareholder Report [Line Items]
Fund Name			BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
Trading Symbol			XTRE
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-three-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	$5	0.05%

Expenses Paid, Amount			$ 5
Expense Ratio, Percent			0.05%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 6.30%, generally in line with its benchmark, the Bloomberg US Treasury Three Year Duration Index, which returned 6.38%.

The Fund’s performance primarily reflected income from coupon payments (“income return”), complemented by price gains as Treasury yields declined in the second half of the fiscal year. This yield decline was driven by shifting market expectations for Federal Reserve policy as inflation and employment data showed consistent moderation. In September 2024, the Federal Reserve reduced its benchmark interest rate by 50 basis points, marking the first rate cut since 2020.

Line Graph [Table Text Block]
	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Three Year Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$9,856	$9,651	$9,855
10/31/2023	$10,070	$9,590	$10,073
10/31/2024	$10,705	$10,397	$10,715

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	6.30%	3.25%
Bloomberg US Treasury Index	8.41%	1.84%
Bloomberg US Treasury Three Year Duration Index	6.38%	3.29%

Performance Inception Date			Sep. 13, 2022
Previous Investment Adviser [Text Block]			The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AssetsNet	$ 100,725,734	$ 100,725,734	$ 100,725,734
Holdings Count | Holding	75	75	75
Advisory Fees Paid, Amount			$ 26,600
InvestmentCompanyPortfolioTurnover			72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$100,725,734
# of Portfolio Holdings	75
Total Advisory Fees Paid During Reporting Period	$26,600
Portfolio Turnover Rate	72%
Expense Ratio	0.05%
Shares Outstanding	2,050,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C846

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.3%
AA	98.7%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 1.50% 01/31/2027	2.76%
U.S. Treasury Note 1.25% 06/30/2028	1.89%
U.S. Treasury Note 4.13% 03/31/2029	1.88%
U.S. Treasury Note 4.25% 02/28/2029	1.84%
U.S. Treasury Note 1.25% 12/31/2026	1.84%
U.S. Treasury Note 2.88% 08/15/2028	1.80%
U.S. Treasury Note 1.00% 07/31/2028	1.79%
U.S. Treasury Note 1.25% 09/30/2028	1.75%
U.S. Treasury Note 1.25% 04/30/2028	1.75%
U.S. Treasury Note 4.88% 10/31/2028	1.75%
Footnote	Description
Footnote*	Subject to change

Material Fund Change [Text Block]
C000237703
Shareholder Report [Line Items]
Fund Name			BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Trading Symbol			XFIV
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-five-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	$5	0.05%

Expenses Paid, Amount			$ 5
Expense Ratio, Percent			0.05%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 7.88%, generally in line with its benchmark, the Bloomberg US Treasury Five Year Duration Index, which returned 7.94%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains as Treasury yields declined in the second half of the fiscal year. This yield decline was driven by shifting market expectations for Federal Reserve policy as inflation and employment data showed consistent moderation. In September 2024, the Federal Reserve reduced its benchmark interest rate by 50 basis points, marking the first rate cut since 2020.

Income for the fiscal year benefited from higher starting yields driven by the Federal Reserve’s 2022–2023 policy actions, which included raising the policy rate by 5.25% to combat inflation.

Line Graph [Table Text Block]
	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Five Year Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$9,725	$9,651	$9,725
10/31/2023	$9,770	$9,590	$9,773
10/31/2024	$10,540	$10,397	$10,549

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	7.88%	2.50%
Bloomberg US Treasury Index	8.41%	1.84%
Bloomberg US Treasury Five Year Duration Index	7.94%	2.54%

Performance Inception Date			Sep. 13, 2022
Previous Investment Adviser [Text Block]			The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AssetsNet	$ 122,003,709	$ 122,003,709	$ 122,003,709
Holdings Count | Holding	51	51	51
Advisory Fees Paid, Amount			$ 39,253
InvestmentCompanyPortfolioTurnover			95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$122,003,709
# of Portfolio Holdings	51
Total Advisory Fees Paid During Reporting Period	$39,253
Portfolio Turnover Rate	95%
Expense Ratio	0.05%
Shares Outstanding	2,510,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C838

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.1%
AA	98.9%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 0.88% 11/15/2030	5.33%
U.S. Treasury Note 0.63% 08/15/2030	4.94%
U.S. Treasury Note 1.13% 02/15/2031	4.78%
U.S. Treasury Note 0.63% 05/15/2030	4.08%
U.S. Treasury Note 4.63% 04/30/2031	2.91%
U.S. Treasury Note 4.63% 05/31/2031	2.86%
U.S. Treasury Note 4.13% 03/31/2031	2.75%
U.S. Treasury Note 4.13% 07/31/2031	2.71%
U.S. Treasury Note 4.25% 06/30/2029	2.62%
U.S. Treasury Note 4.25% 06/30/2031	2.58%
Footnote	Description
Footnote*	Subject to change

Material Fund Change [Text Block]
C000237705
Shareholder Report [Line Items]
Fund Name			BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
Trading Symbol			XSVN
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-seven-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	$5	0.05%

Expenses Paid, Amount			$ 5
Expense Ratio, Percent			0.05%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 9.15%, generally in line with its benchmark, the Bloomberg US Treasury Seven Year Duration Index, which returned 9.21%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains as Treasury yields declined in the second half of the fiscal year. This yield decline was driven by shifting market expectations for prices and  Federal Reserve policy as inflation and employment data showed consistent moderation. In September 2024, the Federal Reserve reduced its benchmark interest rate by 50 basis points, marking the first rate cut since 2020.

Income for the fiscal year benefited from higher starting yields driven by the Federal Reserve’s 2022–2023 policy actions, which included raising the policy rate by 5.25% to combat inflation.

Line Graph [Table Text Block]
	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Seven Year Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$9,608	$9,651	$9,612
10/31/2023	$9,412	$9,590	$9,421
10/31/2024	$10,273	$10,397	$10,288

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	9.15%	1.27%
Bloomberg US Treasury Index	8.41%	1.84%
Bloomberg US Treasury Seven Year Duration Index	9.21%	1.34%

Performance Inception Date			Sep. 13, 2022
Previous Investment Adviser [Text Block]			The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AssetsNet	$ 109,831,219	$ 109,831,219	$ 109,831,219
Holdings Count | Holding	36	36	36
Advisory Fees Paid, Amount			$ 57,999
InvestmentCompanyPortfolioTurnover			71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$109,831,219
# of Portfolio Holdings	36
Total Advisory Fees Paid During Reporting Period	$57,999
Portfolio Turnover Rate	71%
Expense Ratio	0.05%
Shares Outstanding	2,320,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C820

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.5%
AA	98.5%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 4.38% 05/15/2034	10.63%
U.S. Treasury Note 4.00% 02/15/2034	10.44%
U.S. Treasury Note 3.88% 08/15/2034	10.33%
U.S. Treasury Note 4.50% 11/15/2033	10.32%
U.S. Treasury Note 3.88% 08/15/2033	9.36%
U.S. Treasury Note 3.50% 02/15/2033	8.15%
U.S. Treasury Note 3.38% 05/15/2033	7.86%
U.S. Treasury Note 2.75% 08/15/2032	2.15%
U.S. Treasury Note 1.25% 08/15/2031	2.02%
U.S. Treasury Note 1.13% 02/15/2031	1.96%
Footnote	Description
Footnote*	Subject to change

Material Fund Change [Text Block]
C000237707
Shareholder Report [Line Items]
Fund Name			BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
Trading Symbol			XTEN
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-ten-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	$8	0.075%

Expenses Paid, Amount			$ 8
Expense Ratio, Percent			0.075%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 11.91%, generally in line with its benchmark, the Bloomberg US Treasury Ten Year Duration Index, which returned 11.99%.

The Fund’s performance was primarily driven by price gains as Treasury yields declined in the second half of the fiscal year, supported by income from coupon payments (“income return”). The decline in yields reflected shifting market expectations for prices and  Federal Reserve policy as inflation and employment data showed consistent moderation. In September 2024, the Federal Reserve reduced its benchmark interest rate by 50 basis points, marking the first rate cut since 2020.

Income for the fiscal year benefited from higher starting yields driven by the Federal Reserve’s 2022–2023 policy actions, which included raising the policy rate by 5.25% to combat inflation.

Line Graph [Table Text Block]
	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Ten Year Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$9,383	$9,651	$9,383
10/31/2023	$8,986	$9,590	$8,989
10/31/2024	$10,056	$10,397	$10,066

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	11.91%	0.26%
Bloomberg US Treasury Index	8.41%	1.84%
Bloomberg US Treasury Ten Year Duration Index	11.99%	0.31%

Performance Inception Date			Sep. 13, 2022
Previous Investment Adviser [Text Block]			The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AssetsNet	$ 236,043,777	$ 236,043,777	$ 236,043,777
Holdings Count | Holding	60	60	60
Advisory Fees Paid, Amount			$ 119,832
InvestmentCompanyPortfolioTurnover			40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$236,043,777
# of Portfolio Holdings	60
Total Advisory Fees Paid During Reporting Period	$119,832
Portfolio Turnover Rate	40%
Expense Ratio	0.075%
Shares Outstanding	5,100,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C812

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
AA	98.4%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 4.38% 05/15/2034	3.78%
U.S. Treasury Note 4.00% 02/15/2034	3.70%
U.S. Treasury Note 4.50% 11/15/2033	3.65%
U.S. Treasury Note 3.88% 08/15/2033	3.49%
U.S. Treasury Note 4.13% 11/15/2032	3.48%
U.S. Treasury Note 1.63% 05/15/2031	3.43%
U.S. Treasury Note 1.25% 08/15/2031	3.36%
U.S. Treasury Note 2.75% 08/15/2032	3.35%
U.S. Treasury Note 1.38% 11/15/2031	3.34%
U.S. Treasury Note 3.50% 02/15/2033	3.34%
Footnote	Description
Footnote*	Subject to change

Material Fund Change [Text Block]
C000237709
Shareholder Report [Line Items]
Fund Name			BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
Trading Symbol			XTWY
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-twenty-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	$14	0.125%

Expenses Paid, Amount			$ 14
Expense Ratio, Percent			0.125%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 17.56%, generally in line with its benchmark, the Bloomberg US Treasury Twenty Year Duration Index, which returned 17.75%.

The Fund’s performance was primarily driven by price gains as Treasury yields declined in the second half of the fiscal year, supported by income from coupon payments (“income return”). Declining yields in the long-duration part of the curve reflected shifting market expectations for prices and Federal Reserve policy as inflation and employment data showed consistent moderation. In September 2024, the Federal Reserve reduced its benchmark interest rate by 50 basis points, marking the first rate cut since 2020.

Income for the fiscal year benefited from higher starting yields driven by the Federal Reserve’s 2022–2023 policy actions, which included raising the policy rate by 5.25% to combat inflation.

Line Graph [Table Text Block]
	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Twenty Year Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$8,769	$9,651	$8,783
10/31/2023	$7,653	$9,590	$7,676
10/31/2024	$8,996	$10,397	$9,039

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	17.56%	(4.84)%
Bloomberg US Treasury Index	8.41%	1.84%
Bloomberg US Treasury Twenty Year Duration Index	17.75%	(4.63)%

Performance Inception Date			Sep. 13, 2022
Previous Investment Adviser [Text Block]			The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AssetsNet	$ 52,012,310	$ 52,012,310	$ 52,012,310
Holdings Count | Holding	50	50	50
Advisory Fees Paid, Amount			$ 41,882
InvestmentCompanyPortfolioTurnover			151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$52,012,310
# of Portfolio Holdings	50
Total Advisory Fees Paid During Reporting Period	$41,882
Portfolio Turnover Rate	151%
Expense Ratio	0.125%
Shares Outstanding	1,260,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C796

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
AA	98.4%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Bond 4.25% 02/15/2054	5.23%
U.S. Treasury Bond 4.25% 08/15/2054	5.14%
U.S. Treasury Bond 4.13% 08/15/2053	4.37%
U.S. Treasury Bond 2.38% 05/15/2051	3.94%
U.S. Treasury Bond 3.63% 02/15/2053	3.93%
U.S. Treasury Bond 3.63% 05/15/2053	3.84%
U.S. Treasury Bond 2.00% 08/15/2051	3.56%
U.S. Treasury Bond 1.88% 02/15/2051	3.48%
U.S. Treasury Strip ZCP 05/15/2053	3.47%
U.S. Treasury Bond 2.88% 05/15/2052	3.41%
Footnote	Description
Footnote*	Subject to change

Material Fund Change [Text Block]
C000248003
Shareholder Report [Line Items]
Fund Name	BondBloxx IR+M Tax-Aware Short Duration ETF
Trading Symbol	TAXX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from March 12, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-irm-tax-aware-short-duration-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx IR+M Tax-Aware Short Duration ETF	$22	0.35%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the period from inception (March 12, 2024) to October 31, 2024, the Fund generated a total return of 2.75%, outperforming its benchmark, the Bloomberg Municipal 1-3 Year Index, which returned 1.99%.

The outperformance of the Fund relative to its benchmark was due to a combination of sector allocation and security selection. Within regulatory limits and internal guidelines, the Fund made tactical allocation decisions between Municipal bonds, Corporate Bonds, and Securitized products, capturing relative value opportunities which enhanced performance during the period. Similarly, the Fund made security-selection decisions that further supported positive performance.

Line Graph [Table Text Block]
	BondBloxx IR+M Tax-Aware Short Duration ETF	Bloomberg US Aggregate Bond Index	Bloomberg Municipal 1-3 Year Index
03/12/2024	$10,000	$10,000	$10,000
10/31/2024	$10,275	$10,277	$10,199

Average Annual Return [Table Text Block]
Name	Since InceptionFootnote Reference(1)
Net Asset Value	2.75%
Bloomberg US Aggregate Bond Index	2.77%
Bloomberg Municipal 1-3 Year Index	1.99%

Performance Inception Date	Mar. 12, 2024
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AssetsNet	$ 105,918,821	$ 105,918,821	$ 105,918,821
Holdings Count | Holding	237	237	237
Advisory Fees Paid, Amount	$ 143,453
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$105,918,821
# of Portfolio Holdings	237
Total Advisory Fees Paid During Reporting Period	$143,453
Portfolio Turnover Rate	18%
Expense Ratio	0.35%
Shares Outstanding	2,100,000
Fund Launch Date	3/12/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C721

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
Not Rated	0.5%
BB	6.6%
BBB	15.8%
A	26.8%
AA	26.4%
AAA	22.3%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

King County School District No. 411 Issaquah 4.00% 12/01/2031	1.69%
North Carolina Housing Finance Agency 3.20% 07/01/2056	1.19%
State of Illinois 5.00% 11/01/2026	1.17%
Michigan Finance Authority 5.00% 11/15/2025	1.16%
County of St Joseph IN 5.00% 04/01/2026	1.13%
Black Belt Energy Gas District 4.00% 10/01/2052	1.07%
North East Independent School District 3.75% 08/01/2049	1.06%
Sports & Exhibition Authority of Pittsburgh & Allegheny County 4.00% 02/01/2026	1.05%
JP Morgan Chase, New York 4.18% 11/01/2024	1.05%
New York City Transitional Finance Authority Future Tax Secured Revenue 4.00% 05/01/2031	1.05%
Footnote	Description
Footnote*	Subject to change

Material Fund Change [Text Block]